Cash and Cash Equivalents and Marketable Securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents and Marketable Securities [Abstract]
Balances in foreign currencies	R$ 19,738	R$ 24,291
Contract settlement date	12 months